Fee and commission income (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Fee and Commission Income

	2021	2020	2019

Fee income from asset management	1,904	1,725	1,824

Commission income	713	580	585

Other	168	99	114

Total fee and commission income	2,785	2,405	2,523

Included in fee and commission income:

Fees on trust and fiduciary activities	259	221	225